Administrative Expenses	12 Months Ended
Dec. 31, 2025
EBP 014
EBP, Administrative Expenses [Line Items]
Administrative Expenses
6.
ADMINISTRATIVE EXPENSES

Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Investment related expenses are included in net appreciation of fair value of investments.